Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Note 13. Subsequent Events

On October 3, 2012, the Board of Directors approved the issuance of 22,857,143 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $6,400. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On October 3, 2012, the Board of Directors approved the issuance of 33,495,298 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 16, 2011 in the amount of $6,978. In accordance with the terms of the note, the shares were issued at $0.0002 per share.

On October 3, 2012, the Board of Directors approved the issuance of 23,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $6,900. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On October 3, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at twelve percent (12%), the note is due on October 3, 2013 and is convertible at the option of the holder at a price of 50% of the average of the three lowest trading prices during the ten days prior to the conversion.

On October 4, 2012, the Board of Directors approved the issuance of 35,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 2, 2011 in the amount of $7,292. In accordance with the terms of the note, the shares were issued at $0.0002 per share.

On October 5, 2012, the Board of Directors approved the issuance of 36,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated January 20, 2012 in the amount of $12,900. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On October 10, 2012, the Board of Directors approved the issuance of 38,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated January 10, 2010 in the amount of $13,796. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On October 18, 2012, the Board of Directors approved the issuance of 21,785,714 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $6,100. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On October 18, 2012, the Board of Directors approved the issuance of 43,874,263 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 16, 2011 in the amount of $5,850. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").

On November 5, 2012, the Board of Directors approved the issuance of 47,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 18, 2012 in the amount of $3,563. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On November 5, 2012, the Board of Directors approved the issuance of 124,005,725 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 18, 2012 in the amount of $49,602. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On November 8, 2012, the Board of Directors approved the issuance of 22,941,176 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 3, 2012 in the amount of $3,900. In accordance with the terms of the note, the shares were issued at $0.0002 per share.

On November 9, 2012, the Board of Directors approved the issuance of 54,750,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 16, 2011 in the amount of $3,650. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On November 12, 2012, the Board of Directors approved the issuance of 57,450,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 2, 2012 in the amount of $3,351. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.